Average Annual Total Returns		12 Months Ended		43 Months Ended	60 Months Ended				120 Months Ended	215 Months Ended
		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025		Dec. 31, 2025		Dec. 31, 2025	Dec. 31, 2025
S&P 500® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent		17.88%	[1],[2]		14.53%	[2]	14.42%	[1],[2]	14.82% [1]	11.12%	[1],[3]
Russell 1000 Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]	17.37%		16.38%
Russell 1000 Value Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[5]	15.91%		10.32%
50% Inverse of the S&P 500® Total Return Index (reflects no deductions for fees or expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6]	(8.94%)					(8.36%)		(8.24%)	(6.87%)	[3]
Gotham Enhanced 500 ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		18.14%			14.29%		14.25%
Performance Inception Date					Dec. 28, 2020
Gotham Enhanced 500 ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		17.17%			13.92%		13.88%
Gotham Enhanced 500 ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		11.00%			11.40%		11.37%
Gotham 1000 Value ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		10.98%		9.47%
Performance Inception Date				Jun. 07, 2022
Gotham 1000 Value ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		9.24%		8.56%
Gotham 1000 Value ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		7.50%		7.27%
Gotham Short Strategies ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent		(0.98%)					5.74%		(2.40%)	(0.69%)	[3]
Performance Inception Date										Feb. 01, 2008
Gotham Short Strategies ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(0.99%)					5.58%		(2.54%)	(0.77%)	[3]
Gotham Short Strategies ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		(0.57%)					4.47%		(1.78%)	(0.52%)	[3]

[1]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[2]	The S&P 500® Total Return Index is a widely recognized unmanaged index of 500 common stocks, which are generally representative of the U.S. stock market as a whole. The returns provided for the S&P 500® Total Return Index include the reinvestment of dividends.
[3]	This performance information reflects the performance of the Predecessor Private Fund for the period from its inception on February 1, 2008 through July 31, 2017. Performance thereafter until November 3, 2023, is that of the Predecessor Fund. Performance after November 3, 2023 is that of the Fund. The Predecessor Private Fund was an unregistered fund taxed as a partnership and as such, the Predecessor Private Fund was treated differently than the Predecessor Fund for federal income tax purposes. Performance of the Predecessor Private Fund has been adjusted to reflect the monthly deduction of fees and expenses applicable to shares of the Predecessor Fund.
[4]	The Russell 1000 Index tracks the performance of the largest 1,000 US public companies.
[5]	The Russell 1000 Value Index measures the performance of large- and mid-capitalization U.S. stocks that exhibit value characteristics as determined by FTSE Russell. Returns for the Russell 1000 Value Index include the reinvestment of dividends.
[6]	The 50% Inverse of the S&P 500® Total Return Index reflects the return of the S&P 500 adjusted to show the negative 50% targeted net short exposure of the Fund. The returns provided for the 50% Inverse of the S&P 500® Total Return Index include reinvestment of dividends.